Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Current assets
Cash and cash equivalents	$ 132,622,131	$ 4,780,899	$ 94,048,036
Financial assets at fair value through profit or loss, current	945,021	34,067	1,216,634
Financial assets at fair value through other comprehensive income, current	8,482,334	305,780
Financial assets measured at amortized cost, current	20,000	721
Contract assets, current	319,621	11,522	257,841
Accounts receivable, net	34,624,109	1,248,165	27,094,355
Accounts receivable-related parties, net	566,338	20,416	178,918
Other receivables	857,233	30,902	1,668,874
Current tax assets	2,597	94	37,598
Inventories, net	23,011,183	829,531	22,552,486
Other current assets	31,822,866	1,147,183	17,251,169
Total current assets	233,273,433	8,409,280	164,305,911
Non-current assets
Financial assets at fair value through profit or loss, noncurrent	19,501,274	703,002	14,826,087
Financial assets at fair value through other comprehensive income, noncurrent	11,353,331	409,277	10,526,144
Investments accounted for under the equity method	28,138,378	1,014,361	20,330,138
Property, plant and equipment	129,941,703	4,684,272	132,774,663
Right-of-use assets	7,126,845	256,916	7,748,042
Intangible assets	3,644,933	131,396	4,877,913
Deferred tax assets	5,478,269	197,486	6,665,976
Prepayment for equipment	8,322,874	300,032	586,333
Refundable deposits	2,358,549	85,023	2,310,961
Other noncurrent assets	1,815,752	65,456	1,501,933
Total non-current assets	217,681,908	7,847,221	202,148,190
Total assets	450,955,341	16,256,501	366,454,101
Current liabilities
Short-term loans	1,924,124	69,363	11,057,132
Financial liabilities at fair value through profit or loss, current	2,380,599	85,818	2,326
Contract liabilities, current	3,441,754	124,072	2,040,989
Notes and accounts payable	8,364,158	301,520	7,862,137
Other payables	21,417,215	772,070	17,877,736
Payables on equipment	7,875,927	283,919	5,448,921
Current tax liabilities	7,049,691	254,134	2,288,582
Lease liabilities, current	557,873	20,111	550,147
Other financial liabilities, current	12,718,616	458,494
Current portion of long-term liabilities	37,331,970	1,345,781	26,985,078
Other current liabilities	5,187,451	187,003	5,368,095
Total current liabilities	108,249,378	3,902,285	79,481,143
Non-current liabilities
Contract liabilities, noncurrent	641,386	23,121	456,480
Bonds payable	23,077,699	831,929	16,690,474
Long-term loans	16,751,896	603,889	8,080,938
Deferred tax liabilities	2,323,917	83,775	1,965,108
Lease liabilities, noncurrent	4,510,881	162,613	5,026,717
Net defined benefit liabilities, noncurrent	3,877,321	139,774	4,162,654
Guarantee deposits	14,261,029	514,096	235,199
Other noncurrent liabilities	12,886,787	464,556	27,215,826
Total non-current liabilities	78,330,916	2,823,753	63,833,396
Total liabilities	186,580,294	6,726,038	143,314,539
Commitments and contingencies
Capital
Common stock	124,832,476	4,500,089	124,224,015
Additional paid-in capital
Premiums	39,889,798	1,437,988	36,809,962
Treasury stock transactions	6,790,108	244,777	4,663,538
Transactions with noncontrolling interests	478,696	17,257	479,236
Share-based payment	2,238,128	80,682	2,259,170
Other	683,866	24,653	241,081
Retained earnings
Legal reserve	15,734,416	567,210	12,536,526
Special reserve	8,164,648	294,328	11,022,314
Unappropriated earnings	83,155,758	2,997,684	53,429,442
Other components of equity
Exchange differences on translation of foreign operations	(16,612,724)	(598,873)	(11,877,253)
Unrealized gains or losses on financial assets measured at fair value through other comprehensive income	9,201,181	331,694	1,327,344
Unearned employee compensation	(2,212,441)	(79,756)	(3,667,395)
Treasury stock	(8,192,044)	(295,315)	(8,421,774)
Total equity attributable to the parent company	264,151,866	9,522,418	223,026,206
Non-controlling interests	223,181	8,045	113,356
Total equity	264,375,047	9,530,463	223,139,562
Total liabilities and equity	$ 450,955,341	$ 16,256,501	$ 366,454,101